Vanguard International High Dividend Yield Index Fund Expense Example - Admiral Prospectus [Member] - Vanguard International High Dividend Yield Index Fund - Admiral Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	147
Expense Example, with Redemption, 10 Years	$ 269